Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 93,750	$ 100,000	$ 125,000
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021	25,000	25,000
2022	25,000	25,000
2023	25,000	25,000
2024		25,000
Total	$ 93,750	$ 100,000